Capital and Reserves - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended
	May 31, 2017	Mar. 31, 2019	Mar. 31, 2018
Disclosure of classes of share capital [Line Items]
Gross proceeds from issue of shares	$ 330,000
Net proceeds from issuance of shares	325,861
Share issuance cost	$ 4,139
Par value per share		$ 0.0005	$ 0.0005
Ordinary shares [member]
Disclosure of classes of share capital [Line Items]
Number of shares issued through private placement offering	5,500,000
Number of shares issued to existing shareholders	916,666
Stock issued price, per share	$ 36
Par value per share		0.0005
Class B Shares [Member]
Disclosure of classes of share capital [Line Items]
Number of shares issued to existing shareholders	3,666,667
Stock issued price, per share	$ 36
Par value per share		$ 0.0005	$ 0.0005